Commitments and Contingencies (Details Narrative) (10-K) - USD ($)																														1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jul. 02, 2019	Jun. 29, 2019	Jun. 29, 2019	Apr. 15, 2019	Mar. 15, 2019	Mar. 07, 2019	Feb. 28, 2019	Jan. 23, 2019	Jan. 15, 2019	Dec. 12, 2018	Nov. 16, 2018	Oct. 26, 2018	Oct. 03, 2018	Sep. 26, 2018	Sep. 26, 2018	Sep. 25, 2018	Sep. 12, 2018	Sep. 04, 2018	Jun. 06, 2018	May 31, 2018	May 25, 2018	May 02, 2018	May 01, 2018	Apr. 05, 2018	Mar. 29, 2018	Mar. 27, 2018	Jan. 25, 2015	Jan. 23, 2015	Jul. 31, 2019	Oct. 26, 2018	May 31, 2018	May 30, 2018	Apr. 30, 2018	Mar. 31, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	May 04, 2018
Rent expense																																							$ 59,558
Gross proceeds from offering																																						$ 85,576	85,576
Value of issued shares of common stock																																				$ 180,000			180,000	420,000
Stock issued for restricted stock, value
Taxes on penalties and interest	$ 224,717																																				224,717		297,160	355,692
Paid of litigation settlement amount							$ 32,809
Former Landlord [Member]
Loss contingency seeking damages																																		$ 531,594
Original lease term																																		5 years
Payments of settlement in twelve timely installment payments																																		$ 6,400
Imperial Bag & Paper [Member]
Payments of settlement in twelve timely installment payments																							$ 44,585
Fountain Valley [Member]
Loss contingency seeking damages											$ 121,000
Paid of litigation settlement amount											$ 85,000
Limestone Associates LLC [Member]
Rent expense																																								25,748
Loss contingency seeking damages																																								1,357,243
Belmont, LLC [Member]
Other costs																									$ 100,000
Payments for settlement calls																									$ 8,333
Stratford Road Partners, LLC [Member]
Lease obligation																																									$ 10,000
Litigation settlement amount																																	$ 98,005
Subsequent Event [Member] | Former Landlord [Member]
Security deposits									$ 11,185
Paid of litigation settlement amount						$ 6,400		$ 25,000	$ 49,815	$ 531,594
Public Offering [Member]
Number of common stock shares sold																										44,153
Sale of stock price per share																										$ 3.25
Proceeds from sale of stock																										$ 85,000
Michael J. Roper [Member]
Number of common stock shares issued																								100,000
Gross proceeds from offering																							3,000,000	$ 3,000,000
Base salary																							250,000	$ 250,000
Value of issued shares of common stock																							$ 100,000
Michael J. Roper [Member] | Upon One and Two Year Anniversaries [Member]
Stock issued for restricted stock, shares													100,000
Ferdinand Groenewald [Member]
Number of common stock shares issued																10,000
Gross proceeds from offering																$ 3,000,000
Base salary																$ 150,000
Cash bonuses																																								10,000
Mr. Morgan [Member]
Loss contingency seeking damages																																$ 1,034,087
Mr. Morgan [Member]
Loss contingency seeking damages														$ 2,391,330
Upfront amount														25,000
Additional upfront fee														$ 175,000
Note Holder [Member]
Convertible promissory notes	$ 100,000																										$ 100,000										100,000
Other costs																				$ 171,035							$ 171,035
COO Agreement [Member]
Base salary																													$ 22,500
DBD Agreement [Member]
Base salary																													12,500
Value of issued shares of common stock																													$ 28,000
Employment Agreements [Member]
Gross proceeds from offering																															$ 3,000,000						$ 5,000,000		$ 5,000,000
Agreements term description																												The Company entered into an at-will employment agreement with Ferdinand Groenewald for a one-year term that is to commence as of the date the Company successfully receives at least $5,000,000 in gross proceeds from an SEC qualified offering under Offering Statement under Regulation A+ under the Securities Act of 1933, as amended.											The term of these employment agreements are two years and are automatically extended for successive one-year periods unless either party delivers a 60-day notice of termination.
Employment Agreements [Member] | Michael J. Roper [Member]
Gross proceeds from offering													$ 3,000,000
Agreement term													2 years
Base salary													$ 250,000
Employment salary increased upon achieving various milestones by investors													$ 350,000
Employment Agreements [Member] | Michael J. Roper [Member] | Public Offering [Member]
Number of common stock shares issued			250,000										100,000
Value of issued shares of common stock			$ 3,000,000										$ 3,000,000
Employee bonus													100,000																		100,000
Employment Agreements [Member] | Michael J. Roper [Member] | Public Offering [Member] | Subsequent Event [Member]
Number of common stock shares issued				250,000
Value of issued shares of common stock				$ 3,000,000
Employment Agreements [Member] | Michael J. Roper [Member] | September 2018 Offering [Member]
Employment salary increased upon achieving various milestones by investors													275,000
Employment Agreements [Member] | Ferdinand Groenewald [Member]
Agreements term description															Mr. Groenewald will be entitled to a base salary at the annualized rate of $150,000 and will be eligible for a discretionary performance cash bonuses which will include $10,000 upon completion of the audit for the year ended December 31, 2017 and $25,000 and up to 10,000 shares of common stock upon completion of a public offering of not less than $3 million together with listing on a national exchange (the "Public Offering"), which may be increased to 25,000 in the event $5 million is raised.
Agreement term															2 years
Base salary															$ 25,000
Employment Agreements [Member] | Ferdinand Groenewald [Member] | Public Offering [Member]
Number of common stock shares issued															110,000
Base salary															$ 175,000
Value of issued shares of common stock															$ 3,000,000
Employment Agreements [Member] | Kenneth Miller [Member]
Agreements term description															Mr. Miller is eligible for a discretionary performance cash and equity bonuses which will include cash of $50,000 and 75,000 shares of common stock upon completion of the Public Offering, which may be increased to 125,000 shares in the event $5 million is raised.
Agreement term															2 years
Base salary															$ 200,000
Cash bonuses															$ 50,000
Employment Agreements [Member] | Kenneth Miller [Member] | Public Offering [Member]
Number of common stock shares issued															100,000
Base salary															$ 275,000
Value of issued shares of common stock															$ 3,000,000
Equity bonuses															75,000
Employment Agreement [Member] | Kevin Mohan [Member]
Number of common stock shares issued				250,000
Gross proceeds from offering													175,000
Base salary													156,000
Value of issued shares of common stock				$ 3,000,000
Employee bonus													$ 50,000																		$ 50,000
Employment Agreement [Member] | Kevin Mohan [Member] | Subsequent Event [Member]
Number of common stock shares issued				250,000
Value of issued shares of common stock				$ 3,000,000
Consulting Agreement [Member]
Number of common stock shares issued	3,500	11,500
Agreement term		1 year																												1 year
Stock issued for restricted stock, shares		290,000																												290,000
Stock issued for restricted stock, value		$ 75,000
Consulting Agreement [Member] | Underwriter [Member] | Restricted Stock Units (RSUs) [Member]
Stock issued for restricted stock, shares																		250,000
Stock issued for restricted stock, value																		$ 140,000
Securities Purchase Agreements [Member] | Restricted Stock Units (RSUs) [Member]
Number of common stock shares issued																																					390,000
Stock issued for restricted stock, shares																		250,000
Securities Purchase Agreements [Member] | Restricted Stock Units (RSUs) [Member] | First Milestones [Member]
Stock issued for restricted stock, shares																		70,000
Stock issued for restricted stock, value																		$ 70,000
Securities Purchase Agreements [Member] | Restricted Stock Units (RSUs) [Member] | Second Milestones [Member]
Stock issued for restricted stock, shares																		70,000
Stock issued for restricted stock, value																		$ 70,000
Securities Purchase Agreements [Member] | Restricted Stock Units (RSUs) [Member] | Upon Completion of Both Contract [Member]
Stock issued for restricted stock, shares																		200,000
Stock issued for restricted stock, value																		$ 150,000
Settlement Agreement [Member]
Rent expense																						$ 55,891
Debt monthly payment																			$ 40,891		$ 15,000
Settlement Agreement [Member] | Creditor [Member]
Litigation settlement amount												$ 36,000					$ 69,367
Settlement Agreement [Member] | Subsequent Event [Member] | Fountain Valley [Member]
Paid of litigation settlement amount					$ 7,000	$ 15,000
Minimum [Member] | Employment Agreements [Member] | Michael J. Roper [Member] | Restricted Stock Units (RSUs) One [Member]
Stock issued for restricted stock, shares													150,000
Stock issued for restricted stock, value													$ 3,000,000
Minimum [Member] | Employment Agreement [Member] | Kevin Mohan [Member] | Restricted Stock Units (RSUs) [Member]
Stock issued for restricted stock, shares													100,000
Stock issued for restricted stock, value													$ 3,000,000
Maximum [Member] | Employment Agreements [Member] | Michael J. Roper [Member] | Restricted Stock Units (RSUs) One [Member]
Stock issued for restricted stock, shares													250,000
Stock issued for restricted stock, value													$ 5,000,000
Maximum [Member] | Employment Agreement [Member] | Kevin Mohan [Member] | Restricted Stock Units (RSUs) [Member]
Stock issued for restricted stock, shares													200,000
Stock issued for restricted stock, value													$ 5,000,000
Restaurant Spaces [Member]
Operating lease term																																							10 years
Rent expense																																							$ 980,136	980,238
Security deposits																																							$ 33,000	$ 21,000
Restaurant Spaces [Member] | Minimum [Member]
Operating lease term																																								5 years
Rent expense																																								$ 5,916
Restaurant Spaces [Member] | Maximum [Member]
Operating lease term																																								10 years
Rent expense																																								$ 7,532